SHARE-BASED PAYMENTS - Total share-based compensation cost recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SHARE-BASED PAYMENTS
Share-based Compensation	¥ 98,504	$ 14,149	¥ 109,107	¥ 298,963
Cost of revenues
SHARE-BASED PAYMENTS
Share-based Compensation	1,771	254	2,003	6,799
Selling expense
SHARE-BASED PAYMENTS
Share-based Compensation	8,788	1,262	6,007	14,244
General and administrative expenses
SHARE-BASED PAYMENTS
Share-based Compensation	80,736	11,597	91,982	251,312
Research and development expenses
SHARE-BASED PAYMENTS
Share-based Compensation	¥ 7,209	$ 1,036	¥ 9,115	¥ 26,608